Summary of Significant Accounting Policies: Allowance For Doubtful Accounts (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Allowance For Doubtful Accounts

Allowance for Doubtful Accounts

The allowance is established through a provision for bad debts charged to expense. Receivables are charged against the allowance for uncollectible accounts when management believes that collectability is unlikely. The allowance is an amount that management believes will be adequate to absorb estimated losses on existing receivables, based on an evaluation of the collectability of accounts receivable, overall accounts receivable quality, review of specific problem accounts receivable, and current economic conditions that may affect the customer’s ability to pay. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in economic conditions. Recoveries of receivables previously written off are recorded when received.

The company also estimates an allowance for sales credits based on historical credits.  The allowance for sales credits is the Company’s best estimate of expected future reductions in advertisers’ payment obligations for delivered services.